Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of service-based RSUs activities
The following table presents a summary of the Group’s service-based RSUs activities for the year ended December 31, 2022:

	Employees	Senior Management	Consultants	Total	Weighted Average Granted fair value
	(In thousands)	(In thousands)	(In thousands)	(In thousands)	US$
Outstanding at January 1, 2022	—	—	—	—	—
Granted	1,932	—	35	1,967	24.59
Vested	—	—	—	—	—
Forfeited	—	—	—	—	—

Unvested at December 31, 2022	1,932	—	35	1,967	24.59

Schedule of binomial option-pricing model	The estimated fair value of each share option granted is estimated on the date of grant using the binomial option-pricing model with the following assumptions:

	For the Year Ended December 31,
	2020	2021	2022
Expected volatility	50.1%-55.0%	53.0%-53.5%	57.6%-58.0%
Weighted average volatility	51.9%	53.2%	57.9%
Expected dividends	—	—	—
Risk-free rate	0.4%-0.7%	0.9%-1.4%	2.7%-3.6%
Contractual term (in years)	6-7	6-7	6-7

Schedule of share options activities
The following table presents a summary of the Group’s share options activities for the years ended December 31, 2020, 2021 and 2022:

	Employees	Senior Management	Consultants	Total	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)	(In thousands)	(In thousands)	(In thousands)	US$	(In years)	(RMB in thousands)

Outstanding at January 1, 2020	8,274	3,655	245	12,174	0.0001	4.13	1,581,408
Granted	6,966	8,700	50	15,716	2.9007
Exercised	(2,784)	(1,643)	(65)	(4,492)	0.0001
Forfeited	(1,101)	—	—	(1,101)	0.4234

Outstanding at December 31, 2020	11,355	10,712	230	22,297	2.0236	5.41	12,177,047

Outstanding at January 1, 2021	11,355	10,712	230	22,297	2.0236	5.41	12,177,047
Granted	3,927	—	21	3,948	0.0001
Exercised	(2,094)	(1,101)	(68)	(3,263)	0.0001
Forfeited	(472)	—	—	(472)	0.0001

Outstanding at December 31, 2021	12,716	9,611	183	22,510	2.0010	5.01	6,372,503

Outstanding at January 1, 2022	12,716	9,611	183	22,510	2.0010	5.01	6,372,503
Granted	5,661	6	162	5,829	0.0036
Exercised	(2,575)	(1,204)	(150)	(3,929)	0.0001
Forfeited	(2,500)	—	—	(2,500)	0.2331

Outstanding at December 31, 2022	13,302	8,413	195	21,910	2.0283	4.70	3,305,336

Exercisable at December 31, 2022	2,113	2,580	22	4,715	2.8747	4.00	778,043